FAIR VALUE MEASUREMENTS (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Purchases, Sales, Issuances and Settlements, Net, assets	$ 2,503	$ (5,738)
Transfers into Level 3 at end of reporting period, losses not included in realized and unrealized gains and losses related to Level 3 for the period	(68)
Transfers out Level 3 at end of reporting period, losses not included in realized and unrealized gains and losses related to Level 3 for the period.	45
Transfers out of Level 3 liabilities	133
Liabilities
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Purchases, liabilities	43
Sales, liabilities	(70)
Settlements, liabilities	817
Purchases, Sales, Issuances and Settlements, Net, liabilities	790	1,319
Transfers out of Level 3 liabilities	133
Policyholder contract deposits
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Sales, liabilities	(70)
Settlements, liabilities	26
Purchases, Sales, Issuances and Settlements, Net, liabilities	(44)	(544)
Derivative liabilities, net
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Purchases, liabilities	43
Settlements, liabilities	236
Purchases, Sales, Issuances and Settlements, Net, liabilities	279	1,120
Transfers out of Level 3 liabilities	133
Interest rate contracts
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Settlements, liabilities	(2)
Purchases, Sales, Issuances and Settlements, Net, liabilities	(2)	1,230
Transfers out of Level 3 liabilities	(21)
Foreign exchange contracts
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Settlements, liabilities	(5)
Purchases, Sales, Issuances and Settlements, Net, liabilities	(5)	(2)
Equity contracts
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Purchases, liabilities	43
Settlements, liabilities	(2)
Purchases, Sales, Issuances and Settlements, Net, liabilities	41	(44)
Transfers out of Level 3 liabilities	(12)
Other investment types: Commodity contracts
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Settlements, liabilities	(22)
Purchases, Sales, Issuances and Settlements, Net, liabilities	(22)	(2)
Credit contracts
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Settlements, liabilities	193
Purchases, Sales, Issuances and Settlements, Net, liabilities	193	(131)
Other contracts
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Settlements, liabilities	74
Purchases, Sales, Issuances and Settlements, Net, liabilities	74	69
Transfers out of Level 3 liabilities	166
Other long-term debt
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Settlements, liabilities	555
Purchases, Sales, Issuances and Settlements, Net, liabilities	555	743
Assets
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Purchases, assets	8,850
Sales, assets	(1,112)
Settlements, assets	(5,235)
Bonds available for sale
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Purchases, assets	7,275
Sales, assets	(273)
Settlements, assets	(3,523)
Purchases, Sales, Issuances and Settlements, Net, assets	3,479	(4,246)
Bonds available for sale | Obligations of states, municipalities and political subdivisions
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Purchases, assets	305
Sales, assets	(4)
Settlements, assets	(5)
Purchases, Sales, Issuances and Settlements, Net, assets	296	(121)
Bonds available for sale | Non-U.S. government
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Purchases, assets	4
Sales, assets	(2)
Settlements, assets	3
Purchases, Sales, Issuances and Settlements, Net, assets	5	29
Bonds available for sale | Corporate debt
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Purchases, assets	497
Sales, assets	(27)
Settlements, assets	(299)
Purchases, Sales, Issuances and Settlements, Net, assets	171	(322)
Bonds available for sale | Residential mortgage backed securities (RMBS)
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Purchases, assets	4,932
Sales, assets	(205)
Settlements, assets	(1,495)
Purchases, Sales, Issuances and Settlements, Net, assets	3,232	(2,497)
Bonds available for sale | Commercial mortgage-backed securities (CMBS)
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Purchases, assets	470
Sales, assets	(34)
Settlements, assets	(229)
Purchases, Sales, Issuances and Settlements, Net, assets	207	(668)
Bonds available for sale | Collateralized Debt Obligations/Asset Backed Securities (CDO/ABS)
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Purchases, assets	1,067
Sales, assets	(1)
Settlements, assets	(1,498)
Purchases, Sales, Issuances and Settlements, Net, assets	(432)	(667)
Bond trading securities
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Purchases, assets	857
Sales, assets	(512)
Settlements, assets	(535)
Purchases, Sales, Issuances and Settlements, Net, assets	(190)	(171)
Bond trading securities | Non-U.S. government
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Purchases, Sales, Issuances and Settlements, Net, assets		(32)
Bond trading securities | Corporate debt
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Settlements, assets	(11)
Purchases, Sales, Issuances and Settlements, Net, assets	(11)	(7)
Bond trading securities | Residential mortgage backed securities (RMBS)
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Purchases, assets	305
Sales, assets	(1)
Settlements, assets	(65)
Purchases, Sales, Issuances and Settlements, Net, assets	239	(7)
Bond trading securities | Commercial mortgage-backed securities (CMBS)
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Purchases, assets	221
Sales, assets	(207)
Settlements, assets	(109)
Purchases, Sales, Issuances and Settlements, Net, assets	(95)	19
Bond trading securities | Collateralized Debt Obligations/Asset Backed Securities (CDO/ABS)
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Purchases, assets	331
Sales, assets	(304)
Settlements, assets	(350)
Purchases, Sales, Issuances and Settlements, Net, assets	(323)	(144)
Equity securities available for sale
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Sales, assets	(31)
Settlements, assets	(16)
Purchases, Sales, Issuances and Settlements, Net, assets	(47)	23
Equity securities available for sale | Common Stock
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Sales, assets	(31)
Settlements, assets	(9)
Purchases, Sales, Issuances and Settlements, Net, assets	(40)	4
Equity securities available for sale | Preferred Stock
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Settlements, assets	(1)
Purchases, Sales, Issuances and Settlements, Net, assets	(1)	8
Equity securities available for sale | Mutual Funds
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Settlements, assets	(6)
Purchases, Sales, Issuances and Settlements, Net, assets	(6)	11
Equity securities trading
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Settlements, assets	(1)
Purchases, Sales, Issuances and Settlements, Net, assets	(1)	1
Mortgage and other loans receivable, net of allowance
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Settlements, assets	1
Purchases, Sales, Issuances and Settlements, Net, assets	1
Other invested assets
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation
Purchases, assets	718
Sales, assets	(296)
Settlements, assets	(1,161)
Purchases, Sales, Issuances and Settlements, Net, assets	$ (739)	$ (1,075)